Securities in Continuous Loss Position (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 40,366	$ 22,820
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	171	151
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	47,183	53,550
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1,199	1,227
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	87,549	76,370
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 1,370	1,378
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	42
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other	0.0154
Other-than-temporary impairment losses on securities	$ 0	0	$ 8
U.S. Government and agency obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	9,374	9,273
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	36	15
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	18,715	16,655
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	352	211
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	28,089	25,928
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	388	226
Government-sponsored enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	8,454	6,974
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	5	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	3,973
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	63
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	8,454	10,947
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	5	67
Mortgage-backed Securities, Agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	21,956	4,251
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	129	122
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	27,210	32,127
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	833	943
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	49,166	36,378
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	962	1,065
Mortgage-backed Securities, Non-agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	112	127
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	4	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	112	127
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	4	4
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	1,181
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	7
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,146	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	10	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,146	1,181
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	10	7
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		668
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		668
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss		6
Tax-exempt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	582	1,141
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	1	3
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	582	1,141
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 1	$ 3